S000012070 [Member] Average Annual Total Returns	3 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended	166 Months Ended	186 Months Ended	255 Months Ended	266 Months Ended	469 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.10%	11.47%	11.54%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%	12.55%
C000078986 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.83%	11.03%	11.15%
Performance Inception Date						Jul. 15, 2009
C000094669 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.79%	10.96%	11.09%
Performance Inception Date					Mar. 07, 2011
C000253714 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.75%	10.92%	11.01%
Performance Inception Date	Oct. 02, 2024
C000032847 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.32%	9.33%	10.08%
Performance Inception Date								Nov. 01, 2002
C000032847 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.64%	6.40%	6.88%
Performance Inception Date								Nov. 01, 2002
C000032847 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.02%	6.77%	7.19%
Performance Inception Date								Nov. 01, 2002
C000032849 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.53%	9.80%	9.90%
Performance Inception Date							Oct. 13, 2003
C000032854 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.71%	10.91%	11.01%
Performance Inception Date									Nov. 20, 1985